Non-Operating Income - Schedule of Non-Operating Income (Details) (Parenthetical) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Other income	$ 78,001	$ 137,268
Maximum annual aggregate turnover to avail refundable tax offset	20,000,000
Australian Government Tax Incentive [Member]
Statement Line Items [Line Items]
Other income	750,000	$ 856,707	$ 299,351
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000
Maximum annual aggregate turnover to avail refundable tax offset percentage	41.00%